Bank Borrowings	12 Months Ended
Jun. 30, 2023
Bank Borrowings [Abstract]
Bank borrowings

(10) Bank borrowings

Outstanding balances of banks borrowings as of June 30, 2023 and 2022 consisted of the following:

	As of June 30,
	2023	2022
Bank borrowings:
Guaranteed	10,300,386	7,899,914
Collateralized and guaranteed	3,105,430	7,913,108
	13,405,816	15,813,022

The details of bank borrowings as at June 30, 2023 and 2022 are as follows:

		Maturity		Weighted- average interest rate		As of June 30,
Lender	Type	date	Currency	2023	2022	2023	2022
DBS Bank Hong Kong Limited	Bank borrowing	November 2027	HKD	3.8%	2.8%	3,515,952	2,250,626
Bank of China (Hong Kong) Limited	Bank borrowing	June 2027	HKD	6.4%	2.5%	6,393,244	8,403,810
Hang Sang Bank Limited	Bank borrowing	August 2023	HKD	6.3%	3.8%	3,496,620	4,139,016
Industrial and Commercial Bank of China (Asia) Limited	Bank borrowing	July 2022	HKD	-	2.2%	-	1,019,570
Total bank borrowings						13,405,816	15,813,022

	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type in terms of currency
June 30, 2023	13,405,816	13,405,816	-	-	-	-
	13,405,816	13,405,816	-	-	-	-

	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type in terms of currency
June 30, 2022	15,813,022	15,813,022	-	-	-	-
	15,813,022	15,813,022	-	-	-	-

The average bank borrowings rates for the years ended June 30, 2023, and 2022 were approximately 5.69% and 2.73%, respectively.

As of June 30, 2023, and 2022, the Company had bank borrowings amounted to US$13,405,816 and US$15,813,022, respectively, which contained repayment on demand clauses as of June 30, 2023 and 2022, respectively. Accordingly, portions of the bank borrowings with Bank of China (Hong Kong) Limited contractually due for repayment after one year as of June 30, 2023 and 2022 with carrying amounts of US$4,004,549 and US$3,081,883, respectively, have been classified as current liabilities. For the purpose of the illustration, such bank borrowing is included within short-term bank borrowings and represented as bank borrowings repayable within one year or on demand.

Total interest expenses for the bank borrowings for the years ended June 30, 2023, 2022 and 2021 were US$684,358, US$403,862 and US$444,747, respectively.

Saved to the above disclosure, the following table represent other major loan covenants of aforementioned bank loans:

(i)	the pledge of certain of the Company’s restricted cash amounting to nil and US$598,402 as of June 30, 2023 and 2022.

(ii)	guarantees given by certain shareholders namely Mr. Lai Yau Chuen, Mr. Lai Yau Fai, Mr. Lai Yau Chi and Mr. Lai Yau Sang as of June 30, 2022. The guarantees are released as of June 30, 2023.

(iii)	guarantees given by certain related companies controlled by the shareholders namely Wah Tong Paper Products Factory Limited, Printec (Kun Shan) Limited and Yee Woo Paper Packaging (China) Company Limited as of June 30, 2022. The guarantees are released as of June 30, 2023.

(iv)	the pledge of a leasehold land located in Huizhou, China held by the Company as of June 30, 2023 and 2022.